Other Current Assets	12 Months Ended
Jun. 30, 2021
Disclosure of other assets [text block] [Abstract]
OTHER CURRENT ASSETS	6. OTHER CURRENT ASSETS
	Years Ended June 30,
	2021	2020

Current
Prepayments	1,086,391	567,884
Other	9,362	10,252
Total	1,095,753	578,136